Leases (Maturities of Lease Liabilities After Adoption of 842, Current Year) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases
2021	$ 9,709
2022	9,055
2023	9,125
2024	6,792
2025	5,715
Thereafter	24,320
Total lease payments	64,716
Less imputed interest	(15,293)
Present value of lease liabilities	49,423	$ 51,144
Finance leases
2021	9,659
2022	9,659
2023	9,659
2024	9,659
2025	9,659
Thereafter	148,330
Total lease payments	196,625
Less imputed interest	(85,924)
Present value of lease liabilities	$ 110,701	$ 136,200